UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2025 to July 31, 2025

Commission File Numbers of issuing entity: 333-253034-01; 333-278415-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Numbers of depositor: 333-253034; 333-278415

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-1, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-6, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-8, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on July 1, 2025 and ending on July 31, 2025 is set forth in the monthly investor reports relating to the August 20, 2025 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on July 1, 2025 and ending on July 31, 2025. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on January 31, 2025 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

Item 3. Sales of Securities and Use of Proceeds

Verizon ABS II LLC and Verizon Master Trust (the “Trust”) have filed with the Securities and Exchange Commission (the “Commission”) a registration statement (file numbers 333-278415 and 333-278415-01, respectively), which was declared effective on May 31, 2024, as amended effective as of June 3, 2025.

On January 26, 2023, the Trust issued its Series 2023-1 Asset Backed Notes (the “2023-1 Notes”), in an aggregate amount of $1,000,000,000. The Class B Notes of the 2023-1 Notes, in an aggregate amount of $68,120,000 (the “2023-1 Retained Notes”), were initially offered by the Trust but retained by Verizon DPPA True-up Trust, an affiliate of Verizon ABS II LLC. On July 31, 2025, Verizon ABS II LLC sold the 2023-1 Retained Notes for an aggregate offering price of $68,096,301.05, with underwriting discounts of $195,845.00. The offer and sale of the 2023-1 Retained Notes were registered under, and offered by RBC Capital Markets, LLC, as underwriter, pursuant to, the Securities Act of 1933, as amended (the “Securities Act”). The offering for the 2023-1 Retained Notes commenced on July 22, 2025, and it did not terminate prior to the sale of any or all of the 2023-1 Retained Notes. The net proceeds to Verizon ABS II LLC from the sale of the 2023-1 Retained Notes, after deducting expenses estimated to be $89,833, was $67,909,283.52.

On September 18, 2024, the Trust issued its Series 2024-6 Asset Backed Notes (the “2024-6 Notes”), in an aggregate amount of $1,500,000,000. The Class B Notes of the 2024-6 Notes, in an aggregate amount of $102,180,000 (the “2024-6 Retained Notes”), were initially offered by the Trust but retained by Verizon DPPA True-up Trust, an affiliate of Verizon ABS II LLC. On July 31, 2025, Verizon ABS II LLC sold the 2024-6 Retained Notes for an aggregate offering price of $ 101,817,608.41, with underwriting discounts of $332,085.00. The offer and sale of the 2024-6 Retained Notes were registered under, and offered by RBC Capital Markets, LLC, as underwriter, pursuant to, the Securities Act. The offering for the 2024-6 Retained Notes commenced on July 22, 2025, and it did not terminate prior to the sale of any or all of the 2024-6 Retained Notes. The net proceeds to Verizon ABS II LLC from the sale of the 2024-6 Retained Notes, after deducting expenses estimated to be $89,833, was $101,533,690.18.

On June 24, 2025, the Trust issued its Series 2025-6 Asset Backed Notes (the “2025-6 Notes”), in an aggregate amount of $300,000,000. The offer and sale of the 2025-6 Notes were not registered under the Securities Act. The Class B Notes of the 2025-6 Notes, in an aggregate amount of $20,440,000 (the “2025-6 Retained Notes”), were initially offered by the Trust but retained by Verizon DPPA True-up Trust, an affiliate of Verizon ABS II LLC. On July 31, 2025, Verizon ABS II LLC sold the 2025-6 Retained Notes to a certain institutional initial purchaser pursuant to Section 4(a)(2) of the Securities Act, which were then resold by such initial purchaser pursuant to Rule 144A under the Securities Act and Regulation S through privately negotiated transactions at varying prices. The offering for the 2025-6 Retained Notes, commenced on July 22, 2025, and it did not terminate prior to the sale of any or all of the 2025-6 Retained Notes.

The net proceeds from the sale of the 2023-1 Retained Notes, the 2024-6 Retained Notes and the 2025-6 Retained Notes were used by Verizon ABS II LLC to purchase the 2023-1 Retained Notes, the 2024-6 Retained Notes and the 2025-6 Retained Notes from Verizon DPPA True-up Trust.

For more detailed information, see also (i) the Indenture, dated as of January 26, 2023 (the “Series 2023-1 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on January 26, 2023), (ii) the Indenture, dated as of September 18, 2024 (the “Series 2024-6 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the

Trust’s Form 8-K, as filed with the Commission on September 18, 2024), (iii) (x) the Indenture, dated as of June 24, 2025 (the “Series 2025-6 Original Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on June 25, 2025) and (y) Amendment No. 1 to the Indenture, dated as of July 31, 2025 (the “Series 2025-6 Amendment” and, together with the Series 2025-6 Original Indenture, the “Series 2025-6 Indenture”), between the Trust and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 99.6 to the Trust’s Form 8-K, as filed with the Commission on July 31, 2025), and (iv) the Master Collateral Agency and Intercreditor Agreement, dated as of May 25, 2021, among the Trust, the Master Collateral Agent, the Servicer, and the creditor representatives from time to time party thereto (which was included as Exhibit 4.1 to the Trust’s Form 8-K, as filed with the Commission on May 25, 2021), as amended by (x) Omnibus Amendment No. 1 to the Master Collateral Agency and Intercreditor Agreement, the Transfer and Servicing Agreement, the Originator Receivables Transfer Agreement and the Additional Transferor Receivables Transfer Agreement, dated as of November 4, 2021, among the Trust, Verizon DPPA Master Trust, Cellco, as Servicer, marketing agent, custodian and administrator, Verizon ABS II LLC, the Master Collateral Agent, and the originators party thereto from time to time (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on November 4, 2021), (y) Omnibus Amendment No. 2 to the Master Collateral Agency and Intercreditor Agreement and the Amended and Restated Trust Agreement, dated as of August 11, 2022, among the Trust, U.S. Bank National Association, as master collateral agent, Wilmington Trust, National Association, as owner trustee, Verizon DPPA True-up Trust, Verizon ABS II LLC, as depositor and Cellco, as servicer, and acknowledged and agreed to by U.S. Bank Trust Company, National Association (which was included as Exhibit 99.2 to the Trust’s Form 8-K, as filed with the Commission on August 11, 2022) and (z) Amendment No. 3 to the Master Collateral Agency and Intercreditor Agreement, dated as of August 30, 2024, among the Trust, the Master Collateral Agent and Cellco, as administrator (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on September 3, 2024) (the “Master Collateral Agreement”).

The term “Class B Notes,” as such term applies to the 2023-1 Notes, has the meaning assigned to it in Section 1.1 of the Series 2023-1 Indenture, the term “Class B Notes,” as such term applies to the 2024-6 Notes, has the meaning assigned to it in Section 1.1 of the Series 2024-6 Indenture, the term “Class B Notes,” as such term applies to the 2025-6 Notes, has the meaning assigned to it in Section 1.1 of the Series 2025-6 Indenture, and any other capitalized terms used in this Item 3 have the meaning assigned to them in Appendix A of the Master Collateral Agreement, as applicable, each of which are incorporated by reference herein.

Item 7. Change in Sponsor Interest in the Securities.

On July 31, 2025, Verizon ABS II LLC, an affiliate of the sponsor, sold the 2023-1 Retained Notes, the 2024-6 Retained Notes and the 2025-6 Retained Notes, which were previously retained by Verizon DPPA True-up Trust, an affiliate of the sponsor and Verizon ABS II LLC, as defined and described under Item 3 above. After giving effect to this sale, none of Verizon ABS II LLC, Verizon DPPA True-up Trust, the sponsor or any other affiliate of the sponsor retains an interest in any of the 2023-1 Notes, the 2024-6 Notes or the 2025-6 Notes (each as defined under Item 3 above), other than as required under the risk retention regulations in Regulation RR of the Exchange Act.

Item 9. Other Information.

Verizon Master Trust redeemed the Series 2022-6 notes on July 21, 2025, which was the Anticipated Redemption Date (as defined in the Series 2022-6 prospectus filed by Verizon Master Trust with the Securities and Exchange Commission on August 4, 2022) for Series 2022-6.

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust).

Exhibit 99.2	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2023-1).

Exhibit 99.3	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2023-4).

Exhibit 99.4	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2023-5).

Exhibit 99.5	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2023-7).

Exhibit 99.6	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2024-1).

Exhibit 99.7	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2024-3).

Exhibit 99.8	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2024-4).

Exhibit 99.9	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2024-6).

Exhibit 99.10	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2024-8).

Exhibit 99.11	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2025-1).

Exhibit 99.12	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2025-3).

Exhibit 99.13	Monthly investor report relating to the August 20, 2025 distribution (Verizon Master Trust Series 2025-5).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 29, 2025

VERIZON MASTER TRUST

(Issuing Entity)

By:	Cellco Partnership,

solely as servicer

By:	/s/ Jon Ransegnola

Name: Jon Ransegnola

Title: Assistant Treasurer

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